Equity (Share-based Payments to Employees, Non-marketable Options, Movement) (Details) - Non-marketable options [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance as at Start of Period	20	14
Granted during the year	6	7
Expired during the period	(6)
Forfeited during the year	(1)	(1)
Exercised during the year	(1)
Balance as at End of Period	18	20